Deposits - Schedule of Deposit Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transaction accounts:
Noninterest bearing demand accounts	$ 931,622	$ 531,401	$ 327,361
Interest bearing demand accounts	1,350,837	1,298,546	909,992
Savings	34,825	33,539	22,261
Total transaction accounts	2,317,284	1,863,486	1,259,614
Time deposits	269,885	277,713	374,217
Total deposits	$ 2,587,169	$ 2,141,199	$ 1,633,831